Business and Organization	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Organization

1. Business and Organization

Description of Business

DIH Holding US, Inc., a Delaware corporation and its consolidated subsidiaries are referred to in this Form 10-Q as “we,” “our,” “us,” the “Company,” or “DIH.” DIH is a global provider of advanced robotic devices used in physical rehabilitation, which incorporate visual stimulation in an interactive manner to enable clinical research and intensive functional rehabilitation and training in patients with walking impairments, reduced balance and/or impaired arm and hand functions. The Company’s fiscal year ends on March 31.

Merger/Business Combination with Aurora Technology Acquisition Corp.

On February 7, 2024 (the “Closing Date”), ATAK, Aurora Technology Merger Sub (“Merger Sub”) and DIH Holding US, Inc., a Nevada corporation (“Legacy DIH” or “DIH Nevada”) consummated a previously announced business combination pursuant to a business agreement dated as of February 26, 2023 (as amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement,” and the transactions contemplated thereby, the “Business Combination”) following the receipt of the required approval by ATAK’s and DIH Nevada’s shareholders and the fulfillment or waiver of other customary closing conditions. Legacy DIH historically existed and functioned as part of the business of DIH Technology Ltd. (“DIH Cayman”). Upon the closing of the Business Combination, the Company owns 100% of DIH Nevada, which owns 100% of DIH US Corp. DIH US Corp owns five commercial entities located in the USA, Chile, Slovenia, Germany, and Singapore. Additionally, the Company owns 100% of Hocoma Medical GmbH, which contains the net operating assets used in the manufacturing process of the company’s products. These assets were transferred from Hocoma AG, as of July 1, 2021. The intellectual property (“IP”) of Hocoma AG was transferred to the commercial entity located in the USA. The legal entities of Hocoma AG and Motekforce Link BV and its subsidiaries (“Motek Group”) remained with DIH Cayman and were excluded from the condensed Consolidated Financial Statements. The Company agreed to use its best efforts to complete the reorganization as defined in the Business Combination Agreement as soon as possible thereafter. The reorganization has not been completed as of the date these financial statements were issued.

On February 8, 2024, the Company entered into a subscription agreement with OrbiMed Asia GP II, L.P., an existing shareholder of DIH Cayman. Pursuant to the agreement, the Company will issue 150,000 shares of Common Stock at a purchase price of $10.00 per share for aggregate purchase price of $1.5 million together with warrants to purchase an additional 300,000 shares of DIH Common Stock with an exercise price of $10.00. The transaction has not closed as of the date the financial statements were issued.

Liquidity and Going Concern

Under Accounting Standards Codification (“ASC”) 205-40, Going Concern, the Company is required each reporting period, to evaluate whether there is substantial doubt regarding its ability to continue as a going concern. The accompanying condensed consolidated financial statements are prepared in accordance with U.S. GAAP applicable to a going concern. This presentation contemplates the realization of assets and the satisfaction of liabilities in the normal course of business and does not include any adjustments that might be necessary if it is unable to continue as a going concern.

As of September 30, 2024, the Company had $1.8 million in cash and cash equivalents and $0.3 million restricted cash. The Company’s net losses began in 2020 and continued through the six months ended September 30, 2024. The Company’s historical operating losses resulted in an accumulated deficit of $35.8 million as of September 30, 2024. Operating losses were mainly driven by decreased sales during the COVID-19 pandemic due to social distancing measures that affected demand for rehabilitation services, increased expenditures in connection with its implementation of a new financial system (Oracle) and increased compliance costs associated with the European Union Medical Device Regulation (EU MDR). Additionally, DIH had elevated costs related to efforts of adopting to public company standards. During the six months ended September 30, 2024, the Company had negative cash flows from operating activities, negative operating results and negative working capital.

On June 6, 2024, the Company issued $3.3 million in principal amount of convertible debt that matures on December 7, 2025. Beginning on the November 1, 2024, the Company will be required to redeem a portion of the total amount in cash or in shares of Common Stock with the election to extend the maturity date by six months as further discussed in Note 12 to the Condensed Consolidated Financial Statements. The first redemption payment was made in cash on November 1, 2024.

The Company has three notes payable to a related party which are included in “Notes payable - related party”. Each note is due on June 30, 2026 with an interest rate of 1.25% as further discussed in Note 13 to the Condensed Consolidated Financial Statements. The Company has made periodic payments on the principal and interests on the notes payable historically.

The above conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of this filing.

The Company’s revenue has increased by 34.5% to $35,122 from $26,105 for the six months ended September 30, 2024 and 2023, respectively. Historically, the Company’s sources of liquidity have been predominantly from proceeds received from product sales and services provided. The Company anticipates sources of liquidity to include cash on hand and cash flow from operations. The Company continues to explore financing alternatives in debt or equity to fund its ongoing operations and to fulfill current obligations. The Company continues to take steps to streamline its organization and cost structure as well as improve future revenue growth.

The Company’s future liquidity needs may vary materially from those currently planned and will depend on many factors, including the more aggressive and expansive growth plan, or for any unforeseen reductions in demand, and the availability of debt or equity funding upon terms and conditions acceptable to the Company.

1. Business and Organization

Description of Business

DIH Holding US, Inc. and its consolidated subsidiaries (the “Company” or “DIH”) (formerly known as Aurora Technology Acquisition Corp. a Cayman Island exempted company which migrated and domesticated as a Delaware corporation, “ATAK”) , is a global solution provider in blending innovative robotic and virtual reality (“VR”) technologies with clinical integration and insights. Built through the mergers of global-leading niche technologies, DIH is positioning itself as a transformative total smart solutions provider and consolidator in a largely fragmented and manual-labor-driven industry. The Company’s fiscal year ends on March 31.

Merger / Business Combination with Aurora Tech Acquisition Corp.

On February 7, 2024 (the “Closing Date”), ATAK, Aurora Technology Merger Sub (“Merger Sub”) and DIH Holding US, Inc., a Nevada corporation (“Legacy DIH” or “DIH Nevada”) consummated a previously announced business combination pursuant to a business agreement dated as of February 26, 2023 (as amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement,” and the transactions contemplated thereby, the “Business Combination”) following the receipt of the required approval by ATAK’s and DIH (Nevada)’s stockholders and the fulfillment or waiver of other customary closing conditions. Upon closing of the Business Combination, Legacy DIH received cash held in trust account of $899. Legacy DIH historically existed and functioned as part of the business of DIH Technology Ltd. (“DIH Cayman”). At Closing of the Business Combination, the Company owns 100% of DIH US Corp, which in turn owns the commercial entities. Additionally, the Company owns 100% ownership of Hocoma Medical GmbH, which contains the net assets transferred from Hocoma AG. Whereas, Hocoma AG and Motekforce Link BV and its subsidiaries (“Motek Group”) that remained with the DIH Cayman were excluded as discussed in Note 13 to the Consolidated Financial Statements. The Company agreed to use its best efforts to complete the reorganization as defined in the Business Combination Agreement as soon as possible thereafter. The reorganization has not been completed as of the date the financial statements were issued.

In connection with the Closing of the Business Combination, (a) ATAK migrated and changed its domestication to become a Delaware corporation and changed its name to “DIH Holding US, Inc.” (b) each issued and outstanding ATAK Class A Ordinary Share was converted, on a one-for-one basis, into one share of DIH Class A Common Stock; (c) each issued and outstanding Class B Ordinary Share was converted, on a one-for-one basis, into one share of Domesticated Class B Common Stock; (d) each issued and outstanding ATAK Public Warrant, ATAK Private Warrant and ATAK Right was converted, on a one-for-one basis, into a DIH Public Warrant, DIH Private Warrant and DIH Right, respectively; and (e) the governing documents of ATAK were replaced by governing documents for the Delaware corporation. The Amended and Restated Certificate of Incorporation authorizes one class of common stock as Class A Common Stock (“Common Stock”).

On the Closing date, (a) Stockholders of Legacy DIH received $250,000,000 in aggregate consideration (the “Aggregate Base Consideration”) in the form of newly-issued shares of DIH Common Stock, calculated based on a price of $10.00 per share; (b) DIH’s financial advisor received 700,000 shares of DIH Common Stock valued at the closing price of $5.02 as payment for the financial advisory fee due to it; (c) the 20,200,000 outstanding DIH Rights were converted into 2,020,000 shares of DIH Common Stock; (d) each outstanding share of DIH Class B Common Stock was converted into a share of DIH Common Stock. (e) in connection with the closing of the Business combination, additional 532,796 shares were issued to various ATAK service providers, including ATAK’s underwriter, for services rendered in related to the transaction. The shares were issued as partial payments to those providers, whereas certain service providers forewent all or partial receipt of Common Stock.

In addition to the Aggregate Base Consideration, Legacy DIH stockholders as of the effective date of the merger may be entitled to receive up to 6,000,000 Earnout Shares, as additional consideration upon satisfaction of the following milestones, during the period beginning on the Closing Date and expiring on the fifth anniversary of the closing date (the “Earnout Period”):

●	1,000,000 Earnout Shares if the volume-weighted average price (“VWAP”) of DIH Common Stock is equal to or exceeds $12.00 for any 20 trading days during the Earnout Period;

●	1,333,333 Earnout Shares if the VWAP of DIH Common Stock is equal to or exceeds $13.50 for any 20 trading days during the Earnout Period;

●	1,666,667 Earnout Shares if the VWAP of DIH Common Stock is equal to or exceeds $15.00 for any 20 trading days during the Earnout Period; and

●	2,000,000 Earnout Shares if the VWAP of DIH Common Stock is equal to or exceeds $16.50 for any 20 trading days during the Earnout Period.

●	The Earnout Founder Shares are accounted for as equity-classified equity instruments and recorded in additional paid-in capital as part of the Business Combination.

On February 8, 2024, the Company entered into a subscription agreement with OrbiMed Asia GP II, L.P., an existing shareholder of DIH Cayman. Pursuant to the agreement, the Company will issue 150,000 shares of Common Stock at a purchase price of $10.00 per share for aggregate purchase price of $1.5 million together with warrants to purchase an additional 300,000 shares of DIH Common Stock with an exercise price of $10.00. The transaction is not closed as of the date the financial statements were issued.

The Business Combination was accounted for as a reverse recapitalization, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, ATAK was treated as the acquired company and Legacy DIH was treated as the acquirer for financial reporting purposes. The net assets of ATAK were stated at carrying value, with no goodwill or other intangible assets recorded. The consolidated and combined assets, liabilities and results of operations prior to the Business Combination are those of Legacy DIH and the assets, liabilities and results of operations of ATAK were consolidated with Legacy DIH beginning on the Closing Date. The shares and net loss per common share prior to the Business Combination have been retrospectively restated as shares reflecting the 25.0 million shares issued to the Legacy DIH shareholders pursuant to the Business Combination Agreement. Legacy DIH was determined to be the accounting acquirer based on evaluation of the following facts and circumstance:

●	Legacy DIH’s existing stockholders have the largest voting interest in the Company;

●	Legacy DIH’s executive management makes up the management of the Company;

●	Legacy DIH nominated a majority of the initial members of the Company’s board of Directors;

●	the post-combination company assumed the name “DIH Holding US, Inc.”; and

●	Legacy DIH is the larger entity based on historical operating activity and employee base.

Liquidity and Capital Resources

As of March 31, 2024, the Company had $3,225 in cash and cash equivalents. The Company’s sources of liquidity have been predominantly from proceeds received from product sales and services provided. The Company’s sources of liquidity have enabled the Company to expand the installation base and grow its market share.

The Company’s net losses began in 2020 and continued through the twelve months ended March 31, 2024. The Company’s historical operating losses resulted in an accumulated deficit of $35.2 million as of March 31, 2024. Operating losses were mainly driven by decreased sales during the COVID-19 pandemic due to social distancing measures that affected demand for rehabilitation services, increased expenditures in connection with its implementation of a new financial system (Oracle) and increased compliance costs associated with the European Union Medical Device Regulation (EU MDR). Additionally, DIH had elevated costs related to efforts of adopting to public company standards. During the year ended March 31, 2024, the Company had positive cash flows from operating activities and negative operating results. The Company continues to take steps to streamline its organization and cost structure as well as improve future revenue growth.

The Company’s gross revenue has increased by 19.3%, from $54,059 to $64,473, for the year ended March 31, 2023 and 2024, respectively. The Company plans to continue to fund its growth through cash flows from operations and future debt and equity financing. The Company believes that its current cash and cash equivalents, together with cash provided by operating activities will provide adequate liquidity through one year from the date that these consolidated financial statements are issued.

The Company has three notes payable to a related party which are included in “Notes payable - related party”. Each note is due on June 30, 2026 with an interest rate of 1.25% as further discussed in Note 13 to the Consolidated Financial Statements. The Company has made periodic payments on the principal and interests on the notes payable historically.

The Company’s future liquidity needs may vary materially from those currently planned and will depend on many factors, including the more aggressive and expansive growth plan, or for any unforeseen reductions in demand.